Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable as of December 31, 2019 and 2018 consist of the following:

	2019	2018
Accounts receivable	$98,195	$118,922
Less: reserve for doubtful accounts	(36,416)	(26,773)
Accounts receivable, net	$61,779	$92,149

During the years ended December 31, 2019, 2018 and 2017, bad debts (recovery of bad debts) were $10,148, $5,826 and $(46,831) respectively.